UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04049

Deutsche Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 9/30

Date of reporting period: 6/30/16

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                       as of June 30, 2016 (Unaudited)

Deutsche Short Duration Fund

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 45.5%
Consumer Discretionary 5.9%
Ally Financial, Inc.:
3.25%, 11/5/2018		165,000	164,794
4.25%, 4/15/2021 (b)		1,800,000	1,797,750
Charter Communications Operating LLC, 144A, 3.579%, 7/23/2020		4,130,000	4,317,684
CSC Holdings LLC, 8.625%, 2/15/2019 (b)		2,100,000	2,316,552
DISH DBS Corp., 7.875%, 9/1/2019		2,100,000	2,315,250
Ford Motor Credit Co., LLC, 2.021%, 5/3/2019		5,710,000	5,758,586
General Motors Co., 3.5%, 10/2/2018		380,000	391,239
General Motors Financial Co., Inc., 3.2%, 7/13/2020		3,195,000	3,236,762
Hyundai Capital America:
144A, 2.5%, 3/18/2019		5,000,000	5,111,115
144A, 2.875%, 8/9/2018		7,301,000	7,481,503
L Brands, Inc., 6.9%, 7/15/2017		405,000	429,502
Lennar Corp., 4.125%, 12/1/2018		110,000	111,100
MGM Resorts International, 5.25%, 3/31/2020 (b)		2,200,000	2,310,000
Myriad International Holdings BV, 144A, 6.375%, 7/28/2017		5,000,000	5,192,300
Newell Brands, Inc., 2.6%, 3/29/2019		5,000,000	5,130,905
Nissan Motor Acceptance Corp., 144A, 2.0%, 3/8/2019		4,840,000	4,898,646
RCI Banque SA, 144A, 3.5%, 4/3/2018		9,000,000	9,293,157
TRI Pointe Group, Inc., 4.875%, 7/1/2021		1,375,000	1,371,562
			61,628,407
Consumer Staples 0.8%
ConAgra Foods, Inc., 2.1%, 3/15/2018		503,000	507,700
Constellation Brands, Inc., 7.25%, 5/15/2017 (b)		850,000	886,125
Kraft Heinz Foods Co., 144A, 2.8%, 7/2/2020		3,890,000	4,039,535
Post Holdings, Inc., 144A, 6.75%, 12/1/2021		2,200,000	2,326,500
Smithfield Foods, Inc., 7.75%, 7/1/2017		18,000	18,990
Wesfarmers Ltd., 144A, 1.874%, 3/20/2018		1,000,000	1,005,630
			8,784,480
Energy 4.7%
Columbia Pipeline Group, Inc., 2.45%, 6/1/2018		2,300,000	2,307,415
ConocoPhillips Co., 4.2%, 3/15/2021 (b)		3,630,000	3,930,350
Continental Resources, Inc., 5.0%, 9/15/2022 (b)		2,500,000	2,443,750
Delek & Avner Tamar Bond Ltd., 144A, 3.839%, 12/30/2018		3,963,000	4,042,260
Energy Transfer Partners LP:
4.15%, 10/1/2020		3,850,000	3,907,561
6.125%, 2/15/2017		4,000,000	4,103,356
KazMunayGas National Co. JSC, 144A, 9.125%, 7/2/2018		3,150,000	3,497,130
Kinder Morgan Energy Partners LP, 2.65%, 2/1/2019 (b)		10,000,000	9,995,690
Kinder Morgan, Inc.:
7.0%, 6/15/2017		100,000	104,143
7.25%, 6/1/2018		35,000	37,851
ONEOK Partners LP:
3.2%, 9/15/2018 (b)		5,375,000	5,431,513
3.8%, 3/15/2020 (b)		4,500,000	4,622,949
Petroleos Mexicanos, 144A, 5.5%, 2/4/2019		2,000,000	2,102,000
Sunoco LP, 144A, 6.25%, 4/15/2021		2,200,000	2,194,500
			48,720,468
Financials 21.7%
AerCap Ireland Capital Ltd., 3.95%, 2/1/2022		2,585,000	2,585,000
American Tower Corp., (REIT), 3.4%, 2/15/2019		11,126,000	11,585,838
Banco Continental SAECA, 144A, 8.875%, 10/15/2017		2,000,000	2,030,000
Bank of America Corp., Series L, 2.6%, 1/15/2019		10,000,000	10,232,690
Bank of Baroda, 144A, 4.875%, 7/23/2019		3,500,000	3,735,809
Bank of Ceylon, REG S, 5.325%, 4/16/2018		1,510,000	1,508,188
Bank of India, 144A, 3.625%, 9/21/2018		3,000,000	3,043,920
Banque Federative du Credit Mutuel SA, 144A, 2.75%, 1/22/2019 (b)		11,000,000	11,305,052
BNZ International Funding Ltd., 144A, 2.35%, 3/4/2019		9,000,000	9,138,780
Citigroup, Inc.:
2.05%, 12/7/2018 (b)		2,857,000	2,879,705
2.5%, 9/26/2018		7,585,000	7,735,335
Citizens Bank NA, 2.5%, 3/14/2019		4,000,000	4,056,956
Credit Agricole SA, 144A, 2.125%, 4/17/2018		10,000,000	10,109,660
Equinix, Inc., (REIT), 5.375%, 1/1/2022		2,100,000	2,168,250
Government Properties Income Trust, (REIT), 3.75%, 8/15/2019		4,850,000	4,974,902
Iron Mountain, Inc., 144A, (REIT), 4.375%, 6/1/2021		375,000	377,812
Jefferies Group LLC, 5.125%, 4/13/2018		3,000,000	3,137,850
Lloyds Bank PLC, 2.3%, 11/27/2018		2,005,000	2,016,288
Lloyds Banking Group PLC, 3.1%, 7/6/2021 (c)		1,160,000	1,159,142
Macquarie Group Ltd., 144A, 3.0%, 12/3/2018		11,000,000	11,297,165
Morgan Stanley, 2.5%, 1/24/2019 (b)		10,000,000	10,202,090
Murray Street Investment Trust I, 4.647%, 3/9/2017		9,500,000	9,713,398
National Australia Bank Ltd., 144A, 2.0%, 6/20/2017		8,000,000	8,070,480
National Savings Bank, 144A, 8.875%, 9/18/2018		2,500,000	2,663,950
ProLogis LP, (REIT), 2.75%, 2/15/2019		5,910,000	6,073,802
QBE Insurance Group Ltd., 144A, 2.4%, 5/1/2018		10,000,000	10,084,110
Santander Holdings U.S.A., Inc., 2.7%, 5/24/2019		8,160,000	8,199,258
Santander UK PLC, 2.5%, 3/14/2019		9,505,000	9,601,979
Skandinaviska Enskilda Banken AB:
144A, 1.375%, 5/29/2018		5,000,000	5,003,505
144A, 2.375%, 3/25/2019		2,905,000	2,956,567
Suncorp-Metway Ltd.:
144A, 1.7%, 3/28/2017		8,500,000	8,531,373
144A, 2.1%, 5/3/2019		1,045,000	1,056,544
Swedbank AB, 144A, 2.375%, 2/27/2019		9,785,000	9,984,878
Synchrony Financial:
2.6%, 1/15/2019		8,000,000	8,087,544
3.0%, 8/15/2019		1,573,000	1,599,217
The Goldman Sachs Group, Inc.:
2.0%, 4/25/2019 (b)		5,445,000	5,500,860
2.625%, 1/31/2019		5,500,000	5,629,074
The Huntington National Bank, 2.2%, 11/6/2018		1,995,000	2,019,423
UniCredit Luxembourg Finance SA, 144A, 6.0%, 10/31/2017		6,170,000	6,435,366
VEREIT Operating Partnership LP, (REIT), 4.125%, 6/1/2021 (b)		490,000	511,129
			227,002,889
Health Care 1.6%
Actavis Funding SCS, 2.35%, 3/12/2018		4,215,000	4,272,446
Aetna, Inc., 1.7%, 6/7/2018 (b)		3,465,000	3,492,807
Community Health Systems, Inc., 5.125%, 8/1/2021		2,200,000	2,183,500
Forest Laboratories, Inc., 144A, 4.375%, 2/1/2019		6,000,000	6,328,458
Mallinckrodt International Finance SA, 3.5%, 4/15/2018		640,000	622,400
Valeant Pharmaceuticals International, Inc., 144A, 6.75%, 8/15/2018 (b)		400,000	387,000
			17,286,611
Industrials 1.6%
Adani Ports & Special Economic Zone Ltd., 144A, 3.5%, 7/29/2020		2,500,000	2,486,572
CNH Industrial Capital LLC, 3.25%, 2/1/2017		130,000	130,780
Fortive Corp., 144A, 1.8%, 6/15/2019		970,000	976,223
Harris Corp., 2.7%, 4/27/2020		1,890,000	1,915,687
Hertz Corp., 5.875%, 10/15/2020 (b)		2,200,000	2,255,000
Lima Airport Partners Srl, Series 2007-1, 144A, 6.88%, 6/15/2022		4,075,608	4,491,121
Mersin Uluslararasi Liman Isletmeciligi AS, 144A, 5.875%, 8/12/2020		4,500,000	4,770,000
United Rentals North America, Inc., 7.375%, 5/15/2020		75,000	78,000
			17,103,383
Information Technology 1.2%
Diamond 1 Finance Corp.:
144A, 3.48%, 6/1/2019		6,620,000	6,781,594
144A, 5.875%, 6/15/2021 (b)		480,000	489,491
eBay, Inc., 2.5%, 3/9/2018		2,150,000	2,189,238
Jabil Circuit, Inc., 7.75%, 7/15/2016		245,000	245,245
NXP BV, 144A, 3.5%, 9/15/2016		200,000	200,207
Seagate HDD Cayman, 3.75%, 11/15/2018		2,480,000	2,481,562
			12,387,337
Materials 3.1%
Anglo American Capital PLC, 144A, 2.625%, 9/27/2017		3,635,000	3,616,825
Cemex SAB de CV, 144A, 6.5%, 12/10/2019 (b)		1,500,000	1,599,375
Glencore Funding LLC:
144A, 2.5%, 1/15/2019 (b)		6,190,000	5,950,137
144A, 3.125%, 4/29/2019 (b)		6,230,000	6,074,250
Gold Fields Orogen Holdings BVI Ltd., 144A, 4.875%, 10/7/2020		3,000,000	2,955,000
Goldcorp, Inc., 2.125%, 3/15/2018		1,490,000	1,492,183
Grupo Idesa SA de CV, 144A, 7.875%, 12/18/2020		2,700,000	2,747,250
Huntsman International LLC, 4.875%, 11/15/2020 (b)		2,200,000	2,211,000
Reynolds Group Issuer, Inc., 5.75%, 10/15/2020		2,200,000	2,271,500
Teck Resources Ltd.:
3.0%, 3/1/2019 (b)		1,117,000	1,049,980
144A, 8.0%, 6/1/2021		300,000	309,000
United States Steel Corp., 144A, 8.375%, 7/1/2021 (b)		2,200,000	2,310,000
			32,586,500
Telecommunication Services 1.3%
AT&T, Inc., 2.45%, 6/30/2020		4,360,000	4,451,381
CenturyLink, Inc., Series V, 5.625%, 4/1/2020 (b)		850,000	881,875
Frontier Communications Corp.:
8.125%, 10/1/2018		850,000	931,345
8.875%, 9/15/2020 (b)		1,500,000	1,601,250
Level 3 Financing, Inc., 5.375%, 8/15/2022		2,500,000	2,525,000
Sprint Communications, Inc., 6.0%, 12/1/2016		750,000	754,688
T-Mobile U.S.A., Inc., 6.125%, 1/15/2022		2,200,000	2,307,250
			13,452,789
Utilities 3.6%
Enel Finance International NV, 144A, 6.25%, 9/15/2017		7,125,000	7,526,800
Exelon Corp., 2.85%, 6/15/2020		8,420,000	8,685,802
FirstEnergy Corp., Series A, 2.75%, 3/15/2018		10,000,000	10,124,530
Majapahit Holding BV, 144A, 8.0%, 8/7/2019		5,000,000	5,712,500
NRG Energy, Inc., 7.875%, 5/15/2021		1,349,000	1,396,215
PG&E Corp., 2.4%, 3/1/2019		3,820,000	3,894,918
			37,340,765
Total Corporate Bonds (Cost $469,204,971)			476,293,629
Mortgage-Backed Securities Pass-Throughs 2.6%
Federal Home Loan Mortgage Corp., 3.0%, 4/1/2027		2,923,122	3,090,494
Federal National Mortgage Association:
2.488% **, 1/1/2044		9,927,334	10,305,164
3.0%, with various maturities from 5/1/2027 until 6/1/2027		7,973,377	8,421,989
4.5%, 4/1/2023		646,895	695,871
5.0%, 9/1/2023		640,832	689,073
Government National Mortgage Association:
4.5%, with various maturities from 6/20/2040 until 12/20/2040		2,256,861	2,347,241
6.0%, with various maturities from 1/15/2022 until 2/20/2039		755,322	822,137
6.5%, with various maturities from 8/20/2038 until 2/20/2039		738,006	815,444
9.5%, with various maturities from 5/15/2018 until 7/15/2020		346	351
Total Mortgage-Backed Securities Pass-Throughs (Cost $27,068,234)			27,187,764
Asset-Backed 14.5%
Automobile Receivables 3.3%
AmeriCredit Automobile Receivables Trust:
"D", Series 2013-2, 2.42%, 5/8/2019		11,090,000	11,125,759
"C", Series 2015-3, 2.73%, 3/8/2021		1,750,000	1,780,898
"C", Series 2016-2, 2.87%, 11/8/2021		1,750,000	1,784,702
"C", Series 2015-4, 2.88%, 7/8/2021		2,250,000	2,299,052
Avis Budget Rental Car Funding AESOP LLC:
"B", Series 2014-2A, 144A, 3.29%, 2/20/2021		4,000,000	4,064,356
"C", Series 2015-1A, 144A, 3.96%, 7/20/2021		2,000,000	1,978,470
CPS Auto Receivables Trust:
"D", Series 2014-A, 144A, 5.11%, 2/18/2020		660,000	639,047
"D", Series 2014-D, 144A, 5.33%, 11/16/2020		3,890,000	3,662,672
Santander Drive Auto Receivables Trust, "B", Series 2016-2, 2.08%, 2/16/2021		1,500,000	1,506,635
Skopos Auto Receivables Trust:
"A", Series 2015-1A, 144A, 3.1%, 12/15/2023		4,378,858	4,365,284
"A", Series 2015-2A, 144A, 3.55%, 2/15/2020		1,698,226	1,696,444
			34,903,319
Credit Card Receivables 0.6%
Chase Issuance Trust, "A", Series 2016-A2, 1.37%, 6/15/2021		5,560,000	5,588,770
Citi Holdings Liquidating Unrated Performing Assets, "A", Series 2013-VM, 144A, 3.326%, 8/15/2020		1,199,398	1,201,677
			6,790,447
Home Equity Loans 0.2%
Ameriquest Mortgage Securities, Inc., "A6", Series 2003-5, 5.041% **, 4/25/2033		203,292	206,379
GMAC Mortgage Corp. Loan Trust, "A5", Series 2003-HE2, 4.59%, 4/25/2033		16,871	16,903
Home Loan Trust, "A7", Series 2001-HI4, 7.24%, 10/25/2026		796,825	788,923
NovaStar Mortgage Funding Trust, "M3", Series 2004-3, 1.503% **, 12/25/2034		697,378	693,053
			1,705,258
Manufactured Housing Receivables 0.0%
Lehman ABS Manufactured Housing Contract Trust, "A6", Series 2001-B, 6.467%, 4/15/2040		363,564	378,350
Miscellaneous 9.6%
A Voce CLO Ltd., "A1B", Series 2014-1A, 144A, 2.082% **, 7/15/2026		4,230,000	4,176,228
ALM V Ltd., "A1R2", Series 2012-5A, 144A, 2.04% **, 10/18/2027		1,000,000	993,759
Ares XXIX CLO Ltd., "A2", Series 2014-1A, 144A, 2.62% **, 4/17/2026		16,950,000	16,593,389
Atrium V, "A2B", Series 5A, 144A, 0.938% **, 7/20/2020		1,500,000	1,482,650
Atrium XI, "B", Series 11A, 144A, 2.769% **, 10/23/2025		775,000	771,013
Carlyle Global Market Strategies CLO Ltd., "A", Series 2014-2A, 144A, 2.088% **, 5/15/2025		2,000,000	1,996,656
Countrywide Home Equity Loan Trust, "2A", Series 2006-I, 0.582% **, 1/15/2037		3,558,832	3,140,386
Credit-Based Asset Servicing and Securitization LLC, "AF2", Series 2006-CB2, 5.501% **, 12/25/2036		2,940,508	1,965,617
Domino's Pizza Master Issuer LLC:
"A2I", Series 2015-1A, 144A, 3.484%, 10/25/2045		3,980,000	4,042,965
"A2", Series 2012-1A, 144A, 5.216%, 1/25/2042		5,901,250	6,073,566
Dryden XXXI Senior Loan Fund, "B", Series 2014-31A, 144A, 2.521% **, 4/18/2026		2,000,000	1,971,920
First Franklin Mortgage Loan Asset Backed Certificates, "A2B", Series 2005-FF12, 0.706% **, 11/25/2036		1,920,038	1,894,856
Galaxy XV CLO Ltd., "A", Series 2013-15A, 144A, 1.872% **, 4/15/2025		500,000	495,596
GoldenTree Loan Opportunities III Ltd., "C", Series 2007-3A, 144A, 1.887% **, 5/1/2022		4,750,000	4,605,999
Halcyon Loan Investors CLO I, Inc., "C", Series 2006-1A, 144A, 2.068% **, 11/20/2020		2,220,000	2,144,349
Hewett's Island CLO Ltd., "A", Series 2007-1RA, 144A, 1.018% **, 11/12/2019		217,889	217,587
Marea CLO Ltd., "CR", Series 2012-1A, 144A, 3.372% **, 10/15/2023		4,000,000	3,875,448
North End CLO Ltd., "A", Series 2013-1A, 144A, 1.77% **, 7/17/2025		8,000,000	7,900,376
Oak Hill Credit Partners X Ltd., "A", Series 2014-10A, 144A, 2.094% **, 7/20/2026		1,150,000	1,147,991
Octagon Investment Partners XVI Ltd., "B1", Series 2013-1A, 144A, 2.22% **, 7/17/2025		5,500,000	5,357,198
Octagon Investment Partners XXI Ltd., "A1A", Series 2014-1A, 144A, 2.088% **, 11/14/2026		3,000,000	2,988,717
Park Place Securities, Inc., "M2", Series 2004-WHQ2, 1.391% **, 2/25/2035		2,773,634	2,763,788
PennyMac LLC, "A1", Series 2015-NPL1, 144A, 4.0%, 3/25/2055		67,403	67,097
Taco Bell Funding LLC, "A2I", Series 2016-1A, 144A, 3.832%, 5/25/2046		2,370,000	2,398,914
Treman Park CLO LLC, "A", Series 2015-1A, 144A, 2.124% **, 4/20/2027		1,500,000	1,496,868
Venture XVI CLO Ltd., "A1L", Series 2014-16A, 144A, 2.122% **, 4/15/2026		10,000,000	9,931,300
Voya CLO Ltd.:
"A1", Series 2014-2A, 144A, 2.07% **, 7/17/2026		6,950,000	6,902,003
"A1", Series 2015-1A, 144A, 2.1% **, 4/18/2027		3,015,000	3,007,622
			100,403,858
Student Loans 0.8%
SLM Student Loan Trust:
"A6", Series 2004-1, 144A, 1.369% **, 7/25/2039		5,500,000	5,010,191
"A4", Series 2008-5, 2.319% **, 7/25/2023		2,877,124	2,878,023
			7,888,214
Total Asset-Backed (Cost $152,688,406)			152,069,446
Commercial Mortgage-Backed Securities 9.8%
Banc of America Commercial Mortgage Trust:
"AJ", Series 2006-2, 5.762% **, 5/10/2045		350,096	349,829
"AM", Series 2006-3, 5.947% **, 7/10/2044		6,250,000	6,200,504
BBCMS Trust, "A", Series 2015-RRI, 144A, 1.592% **, 5/15/2032		1,970,493	1,963,979
Bear Stearns Commercial Mortgage Securities:
"AMFL", Series 2007-PW17, 144A, 1.137% **, 6/11/2050		697,375	681,695
"A1A", Series 2007-PW15, 5.317%, 2/11/2044		961,580	979,060
"AM", Series 2006-PW11, 5.429% **, 3/11/2039		32,199	31,573
"AM", Series 2006-T24, 5.568%, 10/12/2041		250,000	250,948
"A4", Series 2007-PW18, 5.7%, 6/11/2050		3,719,773	3,843,034
CD Commercial Mortgage Trust:
"A5", Series 2006-CD3, 5.617%, 10/15/2048		419,531	419,725
"AMA", Series 2007-CD5, 6.115% **, 11/15/2044		845,000	891,219
CGBAM Commercial Mortgage Trust, "A", Series 2015-SMRT, 144A, 2.808%, 4/10/2028		1,570,000	1,618,908
Citigroup Commercial Mortgage Trust:
"AM", Series 2006-C5, 5.462%, 10/15/2049		4,033,000	4,060,510
"M", Series 2005-EMG, 144A, 5.5%, 9/20/2051		508,571	469,044
"A4", Series 2007-C6, 5.712% **, 12/10/2049		495,000	509,518
"A1A", Series 2007-C6, 5.712% **, 12/10/2049		1,321,327	1,363,211
Commercial Mortgage Trust, "A4", Series 2007-GG9, 5.444%, 3/10/2039		1,266,383	1,278,022
Credit Suisse Commercial Mortgage Trust:
"A3", Series 2006-C5, 5.311%, 12/15/2039		420,003	420,696
"A1A", Series 2007-C1, 5.361%, 2/15/2040		5,348,101	5,416,573
"A4", Series 2007-C4, 5.94% **, 9/15/2039		216,907	223,882
Credit Suisse Mortgage Capital Certificates, "AM", Series 2006-C4, 5.509%, 9/15/2039		2,672,909	2,671,554
CSMC Trust, "A", Series 2014-TIKI, 144A, 1.392% **, 9/15/2038		2,000,000	1,965,765
FHLMC Multifamily Structured Pass-Through Certificates, "X1", Series K722, 1.312%, 3/25/2023		16,000,000	1,145,565
GE Capital Commercial Mortgage Corp.:
"J", Series 2005-C2, 144A, 5.464% **, 5/10/2043		1,500,000	1,407,739
"A4", Series 2007-C1, 5.543%, 12/10/2049		1,485,000	1,513,557
GMAC Commercial Mortgage Securities, Inc., "B", Series 2004-C3, 4.965%, 12/10/2041		840,135	851,006
Greenwich Capital Commercial Funding Corp.:
"A4", Series 2007-GG11, 5.736%, 12/10/2049		569,973	591,884
"AM", Series 2006-GG7, 5.773% **, 7/10/2038		1,497,036	1,495,587
GS Mortgage Securities Trust:
"A", Series 2016-ICE2, 144A, 2.372% **, 2/15/2033		2,678,000	2,696,321
"AM", Series 2006-GG8, 5.591%, 11/10/2039		4,000,000	4,020,873
Hilton U.S.A. Trust:
"CFL", Series 2013-HLF, 144A, 2.363% **, 11/5/2030		3,137,232	3,135,207
"AFX", Series 2013-HLT, 144A, 2.662%, 11/5/2030		1,315,000	1,320,615
"DFL", Series 2013-HLF, 144A, 3.213% **, 11/5/2030		3,708,462	3,706,067
"CFX", Series 2013-HLT, 144A, 3.714%, 11/5/2030		100,000	100,555
JPMorgan Chase Commercial Mortgage Securities Corp.:
"D", Series 2015-SGP, 144A, 4.942% **, 7/15/2036		2,500,000	2,478,101
"B", Series 2005-LDP4, 5.129%, 10/15/2042		1,679,061	1,676,701
"A3", Series 2006-LDP9, 5.336%, 5/15/2047		993,813	1,002,609
"A4", Series 2006-CB17, 5.429%, 12/12/2043		5,948,955	5,990,271
"F", Series 2005-LDP1, 144A, 5.779% **, 3/15/2046		644,589	645,081
"H", Series 2004-CB8, 144A, 5.787% **, 1/12/2039		5,000,000	5,005,414
"A1A", Series 2007-LD12, 5.85%, 2/15/2051		1,253,265	1,297,516
"A1A", Series 2008-C2, 5.998%, 2/12/2051		4,088,779	4,157,929
"F", Series 2003-PM1A, 144A, 6.016% **, 8/12/2040		1,518,924	1,562,566
JPMorgan Commercial Mortgage-Backed Securities Trust, "A4B", Series 2009-RR1, 144A, 5.636% **, 3/18/2051		3,420,000	3,456,414
LB Commercial Mortgage Trust:
"A4B", Series 2007-C3, 5.517%, 7/15/2044		599,436	619,478
"J", Series 1998-C4, 144A, 5.6%, 10/15/2035		500,000	517,638
LB-UBS Commercial Mortgage Trust, "E", Series 2005-C3, 4.983%, 7/15/2040		1,821,000	1,879,561
Merrill Lynch Mortgage Trust, "A4", Series 2007-C1, 5.826% **, 6/12/2050		3,150,000	3,219,933
Morgan Stanley Capital I Trust:
"AMFL", Series 2007-HQ11, 0.617% **, 2/12/2044		4,000,000	3,922,689
"A4", Series 2007-IQ16, 5.809%, 12/12/2049		447,712	464,862
Morgan Stanley Re-REMIC Trust:
"A4B", Series 2009-GG10, 144A, 5.795% **, 8/12/2045		4,410,870	4,497,238
"A4B", Series 2010-GG10, 144A, 5.795% **, 8/15/2045		778,000	793,234
Wachovia Bank Commercial Mortgage Trust:
"A2", Series 2007-C32, 5.697% **, 6/15/2049		826,219	827,888
"AM", Series 2006-C27, 5.795%, 7/15/2045		665,000	664,409
Total Commercial Mortgage-Backed Securities (Cost $104,143,246)			102,273,757
Collateralized Mortgage Obligations 7.9%
Banc of America Funding Corp., "1A1", Series 2008-R2, 144A, 6.0%, 9/25/2037		718,983	749,637
Banc of America Mortgage Securities, Inc.:
"2A3", Series 2005-J, 2.929% **, 11/25/2035		448,300	410,984
"1A3", Series 2002-K, 3.019% **, 10/20/2032		68,984	69,174
"2A8", Series 2003-J, 3.039% **, 11/25/2033		741,101	736,885
"A15", Series 2006-2, 6.0%, 7/25/2046		31,548	27,693
Bear Stearns Adjustable Rate Mortgage Trust, "5A", Series 2003-8, 2.539% **, 1/25/2034		746,757	719,886
Citigroup Mortgage Loan Trust, Inc., "8A1", Series 2009-5, 144A, 6.0%, 6/25/2036		456,698	461,282
Credit Suisse First Boston Mortgage Securities Corp., "5A1", Series 2004-7, 5.0%, 10/25/2019		1,381,702	1,396,377
Fannie Mae Connecticut Avenue Securities:
"1M1", Series 2015-C02, 1.596% **, 5/25/2025		2,420,876	2,418,072
"1M1", Series 2015-C01, 1.946% **, 2/25/2025		663,712	664,136
"1M1", Series 2015-C03, 1.946% **, 7/25/2025		4,266,403	4,278,553
"1M1", Series 2016-C03, 2.446% **, 10/25/2028		1,049,508	1,056,798
"1M1", Series 2016-C02, 2.596% **, 9/25/2028		2,474,336	2,503,662
FDIC Structured Sale Guaranteed Notes, "1A", Series 2010-S1, 144A, 1.017% **, 2/25/2048		225,500	225,507
Federal Home Loan Mortgage Corp.:
"PT", Series 3586, 1.855% **, 2/15/2038		947,499	885,517
"PG", Series 3910, 3.5%, 12/15/2040		3,447,928	3,546,939
"PI", Series 3940, Interest Only, 4.0%, 2/15/2041		5,046,716	509,378
"CI", Series 4104, Interest Only, 4.0%, 5/15/2041		11,666,717	1,716,320
"LG", Series 4281, 4.0%, 1/15/2043		10,500,669	11,286,848
"C31", Series 303, Interest Only, 4.5%, 12/15/2042		24,876,690	4,798,577
"BT", Series 2448, 6.0%, 5/15/2017		3	3
"SP", Series 4047, Interest Only, 6.208% ***, 12/15/2037		7,074,466	843,641
Federal National Mortgage Association:
"KI", Series 2014-30, Interest Only, 3.5%, 5/25/2033		11,515,147	1,044,069
"9", Series 406, Interest Only, 4.5%, 2/25/2041		5,171,102	821,579
"IX", Series 2012-72, Interest Only, 4.5%, 7/25/2042		4,357,477	702,332
"IM", Series 2014-72, Interest Only, 4.5%, 3/25/2044		5,874,728	646,874
"1A6", Series 2007-W8, 6.439% **, 9/25/2037		1,348,524	1,496,381
Freddie Mac Structured Agency Credit Risk Debt Notes:
"M1", Series 2015-DNA2, 1.596% **, 12/25/2027		2,656,106	2,659,804
"M2", Series 16-DNA3, 2.446%, 12/25/2028		2,555,556	2,572,577
"M2", Series 2016-DNA2, 2.646% **, 10/25/2028		3,666,666	3,696,396
"M2", Series 2015-DNA3, 3.296% **, 4/25/2028		7,000,000	7,196,239
"M2", Series 2016-DNA1, 3.346% **, 7/25/2028		4,000,000	4,124,715
Government National Mortgage Association:
"IT", Series 2013-82, Interest only, 3.5%, 5/20/2043		31,546,537	5,217,015
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044		7,550,610	731,202
"HI", Series 2015-77, Interest Only, 4.0%, 5/20/2045		11,289,218	1,576,073
"PI", Series 2014-108, Interest Only, 4.5%, 12/20/2039		4,750,377	563,051
"IP", Series 2014-11, Interest Only, 4.5%, 1/20/2043		5,443,977	603,644
"IP", Series 2014-115, Interest Only, 4.5%, 2/20/2044		3,327,951	407,042
"IO", Series 2008-7, Interest Only, 5.5%, 3/20/2037		1,066,853	120,313
JPMorgan Mortgage Trust, "6A1", Series 2005-A6, 2.75% **, 8/25/2035		1,541,352	1,534,114
MASTR Adjustable Rate Mortgages Trust, "12A2", Series 2007-3, 0.653% **, 5/25/2047		2,082,867	2,025,817
MASTR Asset Securitization Trust:
"8A4", Series 2003-4, 4.75%, 5/25/2018		92,371	92,537
"3A2", Series 2003-1, 5.0%, 2/25/2018		138,989	140,138
Prudential Home Mortgage Securities Co., Inc., "4B", Series 1994-A, 144A, 6.73% **, 4/28/2024		4,356	4,275
Residential Accredit Loans, Inc.:
"NB4", Series 2003-QS19, 4.75%, 10/25/2033		145,634	145,780
"A1", Series 2003-QS18, 5.0%, 9/25/2018		568,811	572,690
Residential Asset Mortgage Products, Inc.:
"A5", Series 2005-SL1, 6.5%, 5/25/2032		785,888	763,950
"A3", Series 2004-SL3, 7.5%, 12/25/2031		545,423	553,139
Residential Funding Mortgage Securities I, "A1", Series 2005-S3, 4.75%, 3/25/2020		1,945,845	1,967,808
Washington Mutual Mortgage Pass-Through Certificates Trust:
"2A3", Series 2003-S6, 4.75%, 7/25/2018		209,310	209,970
"A9", Series 2003-S9, 5.25%, 10/25/2033		869,376	908,771
Washington Mutual MSC Mortgage Pass-Through Certificates Trust, "3A1", Series 2003-MS2, 5.0%, 3/25/2018		395,222	399,083
Total Collateralized Mortgage Obligations (Cost $84,641,870)			82,803,247
Government & Agency Obligations 18.5%
Other Government Related (d) 1.8%
Corp. Andina de Fomento, 2.0%, 5/10/2019		5,620,000	5,682,775
Korea Development Bank, 2.875%, 8/22/2018		5,000,000	5,149,425
Russian Railways, REG S, 5.739%, 4/3/2017		1,000,000	1,023,750
Sberbank of Russia, Series 7, REG S, 5.717%, 6/16/2021		2,000,000	2,156,320
Tokyo Metropolitan Government, 144A, 2.0%, 5/17/2021		4,000,000	4,045,816
Vnesheconombank, 144A, 6.902%, 7/9/2020		1,000,000	1,083,950
			19,142,036
Sovereign Bonds 2.6%
Export-Import Bank of Korea, 1.75%, 5/26/2019		6,370,000	6,423,240
Hazine Mustesarligi Varlik Kiralama AS, 144A, 2.803%, 3/26/2018		5,400,000	5,400,000
Japan Bank for International Cooperation, 1.875%, 4/20/2021		2,700,000	2,741,367
KazAgro National Management Holding JSC, REG S, 3.255%, 5/22/2019	EUR	2,500,000	2,656,464
Republic of Colombia, 4.375%, 7/12/2021		3,000,000	3,220,500
Republic of Croatia, 144A, 6.625%, 7/14/2020		1,650,000	1,800,150
Republic of Hungary, 6.25%, 1/29/2020		2,000,000	2,217,904
Republic of Indonesia, 144A, 2.875%, 7/8/2021	EUR	2,300,000	2,652,378
			27,112,003
U.S. Treasury Obligations 14.1%
U.S. Treasury Bills:
0.345% ****, 8/11/2016 (e)		992,000	991,770
0.44% ****, 12/1/2016 (e)		1,598,000	1,596,065
U.S. Treasury Notes:
0.75%, 2/15/2019		24,000,000	24,046,872
0.875%, 6/15/2017		52,500,000	52,680,495
1.0%, 8/31/2016 (f)		7,800,000	7,809,032
1.125%, 1/15/2019		20,000,000	20,224,220
1.25%, 4/30/2019		25,000,000	25,393,550
1.375%, 1/31/2021		15,000,000	15,265,425
			148,007,429
Total Government & Agency Obligations (Cost $192,827,269)			194,261,468
Loan Participations and Assignments 0.1%
Senior Loans **
Answers Corp., Second Lien Term Loan, 10.0%, 10/3/2022		500,000	75,000
Coach America Holdings, Inc.:
First Lien Term Loan, LIBOR plus 1.5%, 4/20/2017 *		596,781	60
Letter of Credit, LIBOR plus 4.25%, 4/20/2017 *		118,510	12
Energy Transfer Equity LP, Term Loan, 3.25%, 12/2/2019		500,000	484,465
Fairway Group Acquisition Co., Term Loan, 6.5%, 8/17/2018 *		700,621	402,857
Southcross Holdings Borrower LP, Term Loan B, 3.5%, 4/13/2023		132,494	113,282
Total Loan Participations and Assignments (Cost $2,530,960)			1,075,676
Convertible Bond 0.0%
Materials
GEO Specialty Chemicals, Inc., 144A, 7.5% Cash, 7.5% PIK, 10/30/2018 (Cost $67,003)		66,818	67,470
		Shares	Value ($)
Common Stocks 0.0%
Materials 0.0%
GEO Specialty Chemicals, Inc.*		5,825	2,112
Utilities 0.0%
Southcross Holding LLC		148	0
Southcross Holding LP “A”		148	57,720
			57,720
Total Common Stocks (Cost $267,190)			59,832
Securities Lending Collateral 4.3%
Daily Assets Fund “Capital Shares”, 0.51% (g) (h) (Cost $45,363,265)		45,363,265	45,363,265
Cash Equivalents 0.8%
Deutsche Central Cash Management Government Fund, 0.44% (g) (Cost $8,350,141)		8,350,141	8,350,141
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,087,152,555) †		104.0	1,089,805,695
Other Assets and Liabilities, Net		(4.0)	(42,118,884)
Net Assets		100.0	1,047,686,811

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
The following table represents senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)		Cost ($)	Value ($)
Coach America Holdings, Inc.*	LIBOR plus 1.5%	4/20/2017	596,781	USD	596,781	60
Coach America Holdings, Inc.*	LIBOR plus 4.25%	4/20/2017	118,510	USD	118,510	12
Fairway Group Acquisition Co. *	6.5%	8/17/2018	700,621	USD	706,764	402,857
					1,422,055	402,929

*	Non-income producing security.
**	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of June 30, 2016.
***	These securities are shown at their current rate as of June 30, 2016.
****	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $1,090,727,172. At June 30, 2016, net unrealized depreciation for all securities based on tax cost was $921,477. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $10,968,611 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $11,890,088.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2016 amounted to $44,037,827, which is 4.2% of net assets.
(c)	When-issued security.
(d)	Government-backed debt issued by financial companies or government sponsored enterprises.
(e)	At June 30, 2016, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	At June 30, 2016, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(g)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(h)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CLO: Collateralized Loan Obligation
FDIC: Federal Deposit Insurance Corp.
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
LIBOR: London Interbank Offered Rate; 3-Month LIBOR rate at June 30, 2016 is 0.65%.
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At June 30, 2016, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

2 Year U.S. Treasury Note	USD	9/30/2016	244	53,516,063	346,499

At June 30, 2016, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized (Depreciation) ($)

5 Year U.S. Treasury Note	USD	9/30/2016	390	47,643,985	(700,192)

At June 30, 2016, open interest rate swap contracts were as follows:

Centrally Cleared Swaps
Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

12/16/2015 12/16/2017	123,300,000	Fixed — 1.25%	Floating — 3-Month LIBOR	(1,018,038)	(614,881)
9/16/2015 9/16/2017	625,600,000	Floating — 3-Month LIBOR	Fixed — 1.0%	4,017,561	4,530,874
Total net unrealized appreciation				3,915,993

As of June 30, 2016, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	2,435,000	USD	2,735,601	8/12/2016	29,124	Toronto Dominion Bank
EUR	2,412,000	USD	2,734,965	8/12/2016	54,052	Societe Generale
Total unrealized appreciation					83,176

Currency Abbreviations
EUR	Euro
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (i)
Corporate Bonds	$—	$476,293,629	$—	$476,293,629
Mortgage-Backed Securities Pass-Throughs	—	27,187,764	—	27,187,764
Asset-Backed	—	152,069,446	—	152,069,446
Commercial Mortgage-Backed Securities	—	102,273,757	—	102,273,757
Collateralized Mortgage Obligations	—	82,803,247	—	82,803,247
Government & Agency Obligations	—	194,261,468	—	194,261,468
Loan Participations and Assignments	—	1,075,604	72	1,075,676
Convertible Bond	—	—	67,470	67,470
Common Stocks	—	57,720	2,112	59,832
Short-Term Investments (i)	53,713,406	—	—	53,713,406
Derivatives (j)
Futures Contracts	346,499	—	—	346,499
Interest Rate Swap Contracts	—	4,530,874	—	4,530,874
Forward Foreign Currency Exchange Contracts	—	83,176	—	83,176
Total	$54,059,905	$1,040,636,685	$69,654	$1,094,766,244
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (j)
Futures Contracts	$(700,192)	$—	$—	$(700,192)
Interest Rate Swap Contracts	—	(614,881)	—	(614,881)
Total	$(700,192)	$(614,881)	$—	$(1,315,073)

During the period ended June 30, 2016, the amount of transfers between Level 3 and Level 2 was $882,318. The investments were transferred from Level 3 to Level 2 as a result of the availalbity of a pricing source supported by observable imputs.

(i)	See Investment Portfolio for additional detailed categorizations.
(j)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, interest rate swap contracts and forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of June 30, 2016 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts
Foreign Exchange Contracts	$ —	$ —	$ 83,176
Interest Rate Contracts	$ (353,693)	$ 3,915,993	$ —

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Short Duration Fund, a series of Deutsche Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 22, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 22, 2016